Other Financial Liabilities-Current (Details) - Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model - Black Scholes Model [Member]		Mar. 31, 2023	Nov. 09, 2022
Current Stock Price [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	[1]	0.94	0.95
Strike Price [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	[1]	0.94	0.95
Time to Maturity [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	[1]	4.66	5
Dividend Yield [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	[2]
Historical Volatility [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	[3]	1.87	1.85
Risk Free interest Rate [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	[4]	4.42	4

[1]	Based on the agreement dated July 1, 2021
[2]	No dividend is declared or paid since inception of the Company
[3]	Based on the Volatility research carried out
[4]	Based on Interest rate for US treasury bonds